Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net (loss) income attributable to Gyrodyne	$ (19,809)	$ 48,707,990	$ (61,622)	$ 47,380,476	$ 46,055,205	$ 99,048,253
Unrealized (loss) gain on investments	(58,888)	2,353	(570)	(92,293)	(139,460)	74,287
Comprehensive (loss) income attributable to Gyrodyne	(78,697)	48,710,343	(62,192)	47,288,183	47,377,798	97,560,419
Comprehensive loss attributable to non-controlling interest	(385,748)		(2,165,861)		(8,001)
Comprehensive (loss) income	$ (464,445)	$ 48,710,343	$ (2,228,053)	$ 47,288,183	$ 47,369,797	$ 97,560,419